Risk management - Wholesale Banking: Forborne portfolio by economic sector (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [line items]
Forborne assets	€ 13,461	€ 12,817
% of total portfolio	1.50%	1.50%
Percentage of forborne assets concentrated in main economic sectors	69.60%
Forborne
Disclosure of credit risk exposure [line items]
Increase (decrease) of forborne assets	€ 644
Wholesale Banking
Disclosure of credit risk exposure [line items]
Forborne assets	€ 5,910	€ 5,934
% of total portfolio	1.70%	1.90%
Wholesale Banking | Forborne
Disclosure of credit risk exposure [line items]
Forborne assets	€ 5,900	€ 5,900
% of total portfolio	1.70%	1.90%
Increase (decrease) of forborne assets	€ (24)
Wholesale Banking | Natural Resources
Disclosure of credit risk exposure [line items]
Forborne assets	605	€ 781
Wholesale Banking | Real Estate
Disclosure of credit risk exposure [line items]
Forborne assets	945	1,115
Wholesale Banking | Transportation & Logistics
Disclosure of credit risk exposure [line items]
Forborne assets	145	214
Wholesale Banking | Food, Beverages & Personal Care
Disclosure of credit risk exposure [line items]
Forborne assets	629	810
Wholesale Banking | Services
Disclosure of credit risk exposure [line items]
Forborne assets	172	211
Wholesale Banking | Automotive
Disclosure of credit risk exposure [line items]
Forborne assets	263	332
Wholesale Banking | Utilities
Disclosure of credit risk exposure [line items]
Forborne assets	497	677
Wholesale Banking | General Industries
Disclosure of credit risk exposure [line items]
Forborne assets	197	127
Wholesale Banking | Retail
Disclosure of credit risk exposure [line items]
Forborne assets	111	149
Wholesale Banking | Chemicals, Health & Pharmaceuticals
Disclosure of credit risk exposure [line items]
Forborne assets	619	668
Wholesale Banking | Builders & Contractors
Disclosure of credit risk exposure [line items]
Forborne assets	179	122
Wholesale Banking | Telecom
Disclosure of credit risk exposure [line items]
Forborne assets	1,314	486
Wholesale Banking | Other
Disclosure of credit risk exposure [line items]
Forborne assets	234	243
Of which: performing
Disclosure of credit risk exposure [line items]
Forborne assets	7,732	7,178
Of which: performing | Wholesale Banking
Disclosure of credit risk exposure [line items]
Forborne assets	3,194	3,191
Of which: performing | Wholesale Banking | Forborne
Disclosure of credit risk exposure [line items]
Increase (decrease) of forborne assets	3
Of which: performing | Wholesale Banking | Natural Resources
Disclosure of credit risk exposure [line items]
Forborne assets	308	424
Of which: performing | Wholesale Banking | Real Estate
Disclosure of credit risk exposure [line items]
Forborne assets	375	703
Of which: performing | Wholesale Banking | Transportation & Logistics
Disclosure of credit risk exposure [line items]
Forborne assets	48	83
Of which: performing | Wholesale Banking | Food, Beverages & Personal Care
Disclosure of credit risk exposure [line items]
Forborne assets	289	415
Of which: performing | Wholesale Banking | Services
Disclosure of credit risk exposure [line items]
Forborne assets	149	176
Of which: performing | Wholesale Banking | Automotive
Disclosure of credit risk exposure [line items]
Forborne assets	139	183
Of which: performing | Wholesale Banking | Utilities
Disclosure of credit risk exposure [line items]
Forborne assets	218	301
Of which: performing | Wholesale Banking | General Industries
Disclosure of credit risk exposure [line items]
Forborne assets	42	70
Of which: performing | Wholesale Banking | Retail
Disclosure of credit risk exposure [line items]
Forborne assets	41	21
Of which: performing | Wholesale Banking | Chemicals, Health & Pharmaceuticals
Disclosure of credit risk exposure [line items]
Forborne assets	74	136
Of which: performing | Wholesale Banking | Builders & Contractors
Disclosure of credit risk exposure [line items]
Forborne assets	174	118
Of which: performing | Wholesale Banking | Telecom
Disclosure of credit risk exposure [line items]
Forborne assets	1,166	383
Of which: performing | Wholesale Banking | Other
Disclosure of credit risk exposure [line items]
Forborne assets	172	178
Of which: non-performing
Disclosure of credit risk exposure [line items]
Forborne assets	5,729	5,640
Of which: non-performing | Forborne
Disclosure of credit risk exposure [line items]
Increase (decrease) of forborne assets	27
Of which: non-performing | Wholesale Banking
Disclosure of credit risk exposure [line items]
Forborne assets	2,716	2,743
Of which: non-performing | Wholesale Banking | Natural Resources
Disclosure of credit risk exposure [line items]
Forborne assets	297	356
Of which: non-performing | Wholesale Banking | Real Estate
Disclosure of credit risk exposure [line items]
Forborne assets	570	412
Of which: non-performing | Wholesale Banking | Transportation & Logistics
Disclosure of credit risk exposure [line items]
Forborne assets	97	131
Of which: non-performing | Wholesale Banking | Food, Beverages & Personal Care
Disclosure of credit risk exposure [line items]
Forborne assets	340	395
Of which: non-performing | Wholesale Banking | Services
Disclosure of credit risk exposure [line items]
Forborne assets	24	34
Of which: non-performing | Wholesale Banking | Automotive
Disclosure of credit risk exposure [line items]
Forborne assets	124	149
Of which: non-performing | Wholesale Banking | Utilities
Disclosure of credit risk exposure [line items]
Forborne assets	279	376
Of which: non-performing | Wholesale Banking | General Industries
Disclosure of credit risk exposure [line items]
Forborne assets	155	58
Of which: non-performing | Wholesale Banking | Retail
Disclosure of credit risk exposure [line items]
Forborne assets	70	128
Of which: non-performing | Wholesale Banking | Chemicals, Health & Pharmaceuticals
Disclosure of credit risk exposure [line items]
Forborne assets	545	532
Of which: non-performing | Wholesale Banking | Builders & Contractors
Disclosure of credit risk exposure [line items]
Forborne assets	4	5
Of which: non-performing | Wholesale Banking | Telecom
Disclosure of credit risk exposure [line items]
Forborne assets	148	103
Of which: non-performing | Wholesale Banking | Other
Disclosure of credit risk exposure [line items]
Forborne assets	€ 62	€ 65